Income Taxes (Significant components of unrecognized deferred tax assets) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 437,010	$ 415,749
Income tax losses (gains) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	337,749	288,637
Property, plant and equipment, deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	2,297	2,209
Provision for reclamation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	78,336	66,573
Long-term investments and other, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 18,628	$ 58,330